Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
At the beginning,Unrecognized Tax Benefits	$ 4,212	$ 2,450
Decrease related to prior year tax positions	(2)	(4)
Increase related to current year tax positions	1,859	1,766
At the end,Unrecognized Tax Benefits	$ 6,069	$ 4,212